Dividends paid (Tables)	12 Months Ended
Dec. 31, 2024
Dividends paid [Abstract]
Dividends paid
	2024 US’000	2023 US’000	2022 US’000
Final dividend paid in respect of Q4 2023 of US$0.2431 (Q4 2022: US$0.3157, Q4 2021: US$Nil) per share	123,520	159,204	—
Interim dividend paid in respect of Q1 2024 of US$0.3443 (Q1 2023: US$0.3044, Q1 2022: US$0.0210) per share	175,666	154,078	10,499
Interim dividend paid in respect of Q2 2024 of US$0.4049 (Q2 2023: US$0.2528, Q2 2022: US$0.1862) per share	207,333	127,980	93,100
Interim dividend paid in respect of Q3 2024 of US$0.3790 (Q3 2023: US$0.2032, Q3 2022: US$0.2801) per share	193,364	102,874	140,149
	699,883	544,136	243,748